CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Operating costs	$ 268,206	$ 678,487
Loss from operations	(268,206)	(678,487)
Other income:
Interest income on marketable securities held in Trust Account	1,261,596	1,016,670
Income before income taxes	993,390	338,183
Provision for income taxes	(208,612)	(210,465)
Net income	$ 784,778	$ 127,718
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	26,187,830	26,160,492
Basic and diluted net income per share, Common stock subject to possible redemption	$ 0.03	$ 0.02
Basic and diluted weighted average shares outstanding, Common stock	7,170,375	8,214,508
Basic and diluted net loss per common share, common stock	$ (0.01)	$ (0.05)